Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥) Securities	Mar. 31, 2019 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 3,922,544	¥ 5,324,873
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	13,193	8,419
Available-for-sale debt securities, Fair value, 12 months or more	999,134	1,988,575
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	10,532	48,099
Available-for-sale debt securities, Fair value, Total	4,921,678	7,313,448
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 23,725	¥ 56,518
Available-for-sale debt securities, Number of securities | Securities	751	1,079
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 1,545,773	¥ 1,500,382
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	16,457	11,432
Held-to-maturity debt securities, Fair value, 12 months or more	1,114,328	1,249,493
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	7,736	23,861
Held-to-maturity debt securities, Fair value, Total	2,660,101	2,749,875
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 24,193	¥ 35,293
Held-to-maturity debt securities, Number of securities | Securities	506	601
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 3,144,915	¥ 4,149,302
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	11,051	976
Available-for-sale debt securities, Fair value, 12 months or more		5,599
Available-for-sale debt securities, Gross unrealized losses, 12 months or more		1
Available-for-sale debt securities, Fair value, Total	3,144,915	4,154,901
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 11,051	¥ 977
Available-for-sale debt securities, Number of securities | Securities	29	39
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 140,429	¥ 12,772
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	251	5
Available-for-sale debt securities, Fair value, 12 months or more
Available-for-sale debt securities, Gross unrealized losses, 12 months or more
Available-for-sale debt securities, Fair value, Total	140,429	12,772
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 251	¥ 5
Available-for-sale debt securities, Number of securities | Securities	47	4
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 271,032	¥ 397,718
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	152	1,125
Available-for-sale debt securities, Fair value, 12 months or more	488,282	1,160,671
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,442	24,429
Available-for-sale debt securities, Fair value, Total	759,314	1,558,389
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,594	¥ 25,554
Available-for-sale debt securities, Number of securities | Securities	95	179
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 33,013
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	360
Held-to-maturity debt securities, Fair value, 12 months or more	26,901	55,084
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	17	212
Held-to-maturity debt securities, Fair value, Total	59,914	55,084
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 377	¥ 212
Held-to-maturity debt securities, Number of securities | Securities	12	10
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 80,808	¥ 163,615
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	332	776
Available-for-sale debt securities, Fair value, 12 months or more	6,982	79,758
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1	46
Available-for-sale debt securities, Fair value, Total	87,790	243,373
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 333	¥ 822
Available-for-sale debt securities, Number of securities | Securities	45	92
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 127,244	¥ 316,942
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	631	1,757
Available-for-sale debt securities, Fair value, 12 months or more	440,122	648,353
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	4,934	19,581
Available-for-sale debt securities, Fair value, Total	567,366	965,295
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 5,565	¥ 21,338
Available-for-sale debt securities, Number of securities | Securities	423	536
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 103,117	¥ 74,180
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	14	1,199
Held-to-maturity debt securities, Fair value, 12 months or more	625,441	798,165
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	3,372	20,003
Held-to-maturity debt securities, Fair value, Total	728,558	872,345
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 3,386	¥ 21,202
Held-to-maturity debt securities, Number of securities | Securities	394	457
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 3,411	¥ 42,126
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	3	678
Available-for-sale debt securities, Fair value, 12 months or more	3,523	57,167
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	10	1,673
Available-for-sale debt securities, Fair value, Total	6,934	99,293
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 13	¥ 2,351
Available-for-sale debt securities, Number of securities | Securities	10	104
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 3,154
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		37
Held-to-maturity debt securities, Fair value, 12 months or more	138,479	155,011
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	792	1,995
Held-to-maturity debt securities, Fair value, Total	138,479	158,165
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 792	¥ 2,032
Held-to-maturity debt securities, Number of securities | Securities	30	32
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 118,876	¥ 164,738
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	750	2,553
Available-for-sale debt securities, Fair value, 12 months or more	28,296
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	294
Available-for-sale debt securities, Fair value, Total	147,172	164,738
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,044	¥ 2,553
Available-for-sale debt securities, Number of securities | Securities	80	87
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 1,409,643	¥ 1,423,048
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	16,083	10,196
Held-to-maturity debt securities, Fair value, 12 months or more	323,507	241,233
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	3,555	1,651
Held-to-maturity debt securities, Fair value, Total	1,733,150	1,664,281
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 19,638	¥ 11,847
Held-to-maturity debt securities, Number of securities | Securities	70	102
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 35,829	¥ 77,660
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	23	549
Available-for-sale debt securities, Fair value, 12 months or more	31,929	37,027
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,851	2,369
Available-for-sale debt securities, Fair value, Total	67,758	114,687
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,874	¥ 2,918
Available-for-sale debt securities, Number of securities | Securities	22	38